RELATED PARTY TRANSACTIONS (Details Textual) (USD $)	3 Months Ended		5 Months Ended	8 Months Ended	9 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2012	Dec. 31, 2012	Sep. 30, 2013	Jun. 30, 2013
Management Fee Percentage				1.50%	1.50%
Payment for Management Fee	$ 413,164			$ 244,882	$ 941,166
Management Fee Payable	137,721			32,721	137,721
Operating expenses reimbursable to Manager	634,001	258,350	407,998	563,806	1,542,099
Additional Cost Of Reimbursable Expense Waived				336,776	227,341
Reimbursement Revenue Terms					the Manager agreed to reimburse the Company for offering expenses in excess of $1,500,000 incurred in connection with the Companys initial public offering (IPO).
Due from Manager						1,139,703
Restricted stock compensation expense			0		89,193
Xl Investments Ltd [Member]
Warrants Issued During Period Number Of Warrants (in shares)				50,000,000
Warrants Issued During Period Percentage Of Exercise Price Equal To Initial Public Offering Price				105.00%
Manager Equity Plan [Member]
Percentage Of Shares Issued					3.00%
Restricted stock compensation expense	39,229				89,193
Manager Equity Plan [Member] | Restricted Stock Units (Rsus) [Member]
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized, Share-based Awards Other than Options	$ 300,102				$ 300,102
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized, Period for Recognition					16 months 9 days
Manager Equity Plan [Member] | Independent Director One [Member] | Restricted Stock Units (Rsus) [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period (in shares)					1,500
Manager Equity Plan [Member] | Independent Director Two [Member] | Restricted Stock Units (Rsus) [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period (in shares)					1,500
Manager Equity Plan [Member] | Independent Director Three [Member] | Restricted Stock Units (Rsus) [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period (in shares)					1,500
Manager Equity Plan [Member] | Independent Director [Member] | Restricted Stock Units (Rsus) [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period (in shares)					4,500
Share-based Compensation Arrangement by Share-based Payment Award, Terms of Award					the Companys independent directors, as part of their compensation for serving as independent directors, are eligible to receive 1,500 shares of restricted stock annually vesting in full on the anniversary of each grant date.
Weighted Average Grant Date Fair Value, Granted (in dollars per share)					$ 65,250
Common Stock Purchase Price (in dollars per share)					$ 14.50
Manager Equity Plan [Member] | Manager [Member] | Restricted Stock Units (Rsus) [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period (in shares)					28,500
Weighted Average Grant Date Fair Value, Granted (in dollars per share)					$ 324,045
Common Stock Purchase Price (in dollars per share)					$ 11.37
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights					One-third of these restricted common stock shares vest on each of the first, second and third anniversaries of the grant date.